Capital leases (Details 1) - Capital Lease Obligations [Member] - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
2016	$ 27,164,804
Total minimum lease payments	27,164,804
Less amount representing interest	(511,269)
Less amounts representing deferred finance fees	(414,282)	$ (325,437)
Net minimum lease payments	$ 26,239,253